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                                                                    MetLife Logo

                                        MetLife Investors Insurance Company
                                        5 Park Plaza, Suite 1900
                                        Irvine, California 92614

May 3, 2006

VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File No. 333-50540 (Class VA, Class AA and Class B)
    Rule 497(j) Certification


Commissioners:

     On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated May 1, 2006, two Supplements dated May 1, 2006 to the May 1, 2006 Prospectuses (Class AA and Class B) and the Supplement dated June 9, 2006 to the May 1, 2006 Prospectus (Class VA) being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the SAI and Supplements to the Prospectuses contained in Post-Effective Amendment No. 16 for the Account filed electronically with the Commission on April 20, 2006.

     If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company